DELAWARE POOLED TRUST

The Mid-Cap Growth Equity Portfolio
The Small-Cap Growth Equity Portfolio
The Smid-Cap Growth Equity Portfolio

(the "Portfolios")

Supplement to the Portfolios' Statement of Additional Information
dated February 28, 2007

The following updates the information regarding the management of the Portfolios only in the section entitled, "Management of the Trust - Officers and Trustees" in the Portfolios' Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trust.

Name, Address and Birthdate	Position(s) Held with the Trust/Mondrian	Length of Time Served	Principal Occupation(s) During Past 5 Years
Marshall T. Bassett 2005 Market Street Philadelphia, PA 19103 February 8, 1954	Senior Vice President and Senior Portfolio Manager	10 Years	Mr. Bassett has served in various capacities at different times at Delaware Investments.
Barry S. Gladstein 2005 Market Street Philadelphia, PA 19103 August 29, 1964	Vice President and Portfolio Manager	6 Years	Mr. Gladstein has served in various capacities at different times at Delaware Investments
Christopher M. Holland 2005 Market Street Philadelphia, PA 19103 January 23, 1975	Vice President and Portfolio Manager	7 Years	Mr. Holland has served in various capacities at different times at Delaware Investments
Steven T. Lampe 2005 Market Street Philadelphia, PA 19103 September 13, 1968	Vice President and Portfolio Manager	10 Years	Mr. Lampe has served in various capacities at different times at Delaware Investments.
Rudy D. Torrijos III 2005 Market Street Philadelphia, PA 19103 May 8, 1970	Vice President and Portfolio Manager	1 Year

Vice President, Portfolio Manager

Delaware Investment Advisers, a series of Delaware Management Business Trust
(July 2005 - Present)

Technology Analyst
Fiduciary Trust Co., International
(2002 - 2005)

Analyst and Fund Manager
Neuberger Berman Growth Group
(1997 - 2002)

Michael S. Tung, M.D. 2005 Market Street Philadelphia, PA 19103 November 14, 1975	Vice President and Portfolio Manager	Less than 1 year

Dr. Tung joined Delaware Investments in November 2006

Vice President
Galleon Group
(2005 - 2006)

Analyst
Hambrecht & Quist Capital Management
(2003 - 2005)

Junior Analyst
Durus Capital Management
(2003)

Anesthesiologist
Beth Israel Deaconess Medical Center, Harvard Medical School
(2002-2003)

Lori P. Wachs 2005 Market Street Philadelphia, PA 19103 November 8, 1968	Vice President and Portfolio Manager	14 Years	Ms. Wachs has served in various capacities at different times at Delaware Investments

The following updates the information related to the Portfolios only in the section entitled, "Portfolio Managers - Other Accounts Managed - The Manager" in the Portfolios' Statement of Additional Information.

Except as noted, the following chart lists certain information about the types of other accounts for which each portfolio manager is primarily responsible as of October 31, 2006.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance- Based Fees	Total Assets in Accounts with Performance- Based Fees
Marshall T. Bassett
Registered Investment Companies	23	$3.9 billion	0	$0
Other Pooled Investment Vehicles	1	$4.0 million	0	$0
Other Accounts	25	$1.7 billion	1	$97.0 million
Barry S. Gladstein
Registered Investment Companies	23	$3.9 billion	0	$0
Other Pooled Investment Vehicles	1	$4.0 million	0	$0
Other Accounts	15	$1.7 billion	1	$97.0 million
Christopher M. Holland
Registered Investment Companies	23	$3.9 billion	0	$0
Other Pooled Investment Vehicles	1	$4.0 million	0	$0
Other Accounts	17	$1.7 billion	1	$97.0 million
Steven T. Lampe
Registered Investment Companies	23	$3.9 billion	0	$0
Other Pooled Investment Vehicles	1	$4.0 million	0	$0
Other Accounts	17	$1.7 billion	1	$97.0 million
Rudy D. Torrijos III
Registered Investment Companies	23	$4.0 billion	0	$0
Other Pooled Investment Vehicles	1	$3.4 million	0	$0
Other Accounts	18	$2.0 billion	1	$87.2 million
Michael S. Tung, M.D. *
Registered Investment Companies	18	$3.7 billion	0	$0
Other Pooled Investment Vehicles	1	$4.6 million	0	$0
Other Accounts	9	$1.1 billion	1	$110.9 million
Lori P. Wachs
Registered Investment Companies	23	$3.9 billion	0	$0
Other Pooled Investment Vehicles	1	$4.0 million	0	$0
Other Accounts	15	$1.7 billion	1	$97.0 million

* As of July 16, 2007.

All references to Steven G. Catricks and Liu-Er Chen are hereby removed from the Fund's Statement of Additional Information.

This Supplement is dated October 17, 2007.